Long-Term Debt Long-Term Debt Narrative (Details) $ / shares in Units, shares in Thousands, € in Millions		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2018 USD ($)	Jan. 31, 2020 USD ($)	Nov. 30, 2015 USD ($)	Sep. 30, 2020 USD ($) vessel term_loan shares subsidiary SecurityLoan	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) vessel term_loan shares subsidiary SecurityLoan	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) vessel	Nov. 24, 2020 USD ($)	Oct. 01, 2020 USD ($)	Oct. 01, 2020 vessel	Oct. 01, 2020 shares	Sep. 30, 2020 NOK (kr) term_loan shares vessel subsidiary SecurityLoan	Sep. 30, 2020 EUR (€) term_loan shares vessel subsidiary SecurityLoan	Dec. 31, 2019 NOK (kr) vessel	Dec. 31, 2019 EUR (€) vessel	May 31, 2019 USD ($)	Jan. 26, 2018 USD ($) $ / shares	Jan. 27, 2010 USD ($)
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal after Year Five				$ 533,000,000.0		$ 533,000,000.0
Long-term debt, gross				2,090,917,000		2,090,917,000		$ 2,867,120,000
Long-term Debt				2,054,872,000		2,054,872,000		$ 2,827,152,000
Foreign exchange (loss) gain)				$ (5,943,000)	$ 5,628,000	$ (8,219,000)	$ (2,853,000)
Long-term Debt, Weighted Average Interest Rate, at Point in Time				3.70%		3.70%		4.60%					3.70%	3.70%	4.60%	4.60%
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year				$ 38,000,000.0		$ 38,000,000.0
Long-term Debt, Maturities, Repayments of Principal in Year Two				423,900,000		423,900,000
Long-term Debt, Maturities, Repayments of Principal in Year Three				474,000,000.0		474,000,000.0
Long-term Debt, Maturities, Repayments of Principal in Year Four				363,600,000		363,600,000
Long-term Debt, Maturities, Repayments of Principal in Year Five				$ 258,400,000		$ 258,400,000
Number Of Loan Agreements | SecurityLoan				5		5							5	5
Gain (Loss) on Repurchase of Debt Instrument						$ 1,100,000
Minimum [Member]
Debt Instrument [Line Items]
Undrawn Revolving Credit Facilities Time To Maturity						6 months
2020 Debt Facility Maturing in December 2024 [Member]
Debt Instrument [Line Items]
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line As Percentage Of Debt				5.00%		5.00%							5.00%	5.00%
Secured Debt [Member]
Debt Instrument [Line Items]
Number Of Debt Instruments | term_loan						6
Long-term debt, gross				$ 962,800,000		$ 962,800,000		$ 1,300,000,000
Number Of Debt Instruments With Balloon Or Bullet Payments | term_loan				5		5							5	5
Number Of Vessels Held As Collateral | vessel				20		20		24					20	20	24	24
Secured Debt [Member] | Remaining Term Loans [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				4.26%		4.26%							4.26%	4.26%
Secured Debt [Member] | Remaining Term Loans [Member] | Fixed Rate [Member]
Debt Instrument [Line Items]
Number Of Debt Instruments | term_loan						1
Secured Debt [Member] | Remaining Term Loans [Member] | Three Month London Interbank Offered Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						0.30%
Secured Debt [Member] | Remaining Term Loans [Member] | Three Month London Interbank Offered Rate [Member] | Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						3.25%
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Long-term debt, percentage bearing fixed interest, percentage rate			8.50%	0.085%		0.085%		0.085%					0.085%	0.085%	0.085%	0.085%			8.50%
Debt instrument, principal amount			$ 200,000,000																$ 450,000,000
Percentage Of Par At Which Notes Sold			99.00%
Repayments of Senior Debt		$ 613,300,000
Long-term debt, gross				$ 0		$ 0		$ 36,712,000
Senior Notes (8.5%) due January 15, 2020 | US Treasury (UST) Interest Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						0.50%
Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt, percentage bearing fixed interest, percentage rate				9.25%		9.25%		9.25%					9.25%	9.25%	9.25%	9.25%	9.25%
Debt instrument, principal amount																	$ 250,000,000.0
Long-term debt, gross				$ 250,000,000		$ 250,000,000		$ 250,000,000
Convertible Debt [Member] | Convertible Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio	85.4701
Debt Instrument, Convertible, If-converted Value in Excess of Principal	$ 1,000
Debt Instrument, Convertible, Conversion Price | $ / shares																		$ 11.70
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	20.00%
Sale of Stock, Price Per Share | $ / shares																		$ 9.75
Revolving Credit Facilities
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity				928,200,000		928,200,000
Line of Credit Facility, Remaining Borrowing Capacity				648,200,000		648,200,000
Line Of Credit Reduction Of Available Borrowing Capacity Remainder Of Fiscal Year				135,000,000.0		135,000,000.0
Line Of Credit Reduction Of Available Borrowing Capacity In Year Two				115,800,000		115,800,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Three				410,800,000		410,800,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Four				65,300,000		65,300,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Five				$ 201,300,000		$ 201,300,000
Debt Instrument, Collateral, Number of Vessels | vessel				33		33							33	33
Long-term debt, gross				$ 280,000,000		$ 280,000,000		$ 603,132,000
Number Of Credit Facilities | term_loan				4		4							4	4
Revolving Credit Facilities | Subsequent Event
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity										$ 957,600,000
Line of Credit Facility, Remaining Borrowing Capacity										677,600,000
Line Of Credit Reduction Of Available Borrowing Capacity Remainder Of Fiscal Year										47,200,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Two										115,800,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Three										528,000,000.0
Line Of Credit Reduction Of Available Borrowing Capacity In Year Four										65,300,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Five										$ 201,300,000
Revolving Credit Facilities | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						1.40%		1.40%
Revolving Credit Facilities | Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						3.95%		3.95%
Revolving Credit Facilities | Secured Debt [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity				$ 150,000,000		$ 150,000,000
Teekay LNG
Debt Instrument [Line Items]
Minimum Level Of Free Cash Maintained Per Loan Agreements				35,000,000.0		35,000,000.0
Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] [Member] | Nibor Loan [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount | kr													kr 3,100,000,000
Unsecured Debt | kr													kr 3,100,000,000		kr 3,100,000,000
Senior Notes				$ 326,800,000		$ 326,800,000		$ 347,200,000
Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] [Member] | Nibor Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						4.60%
Derivative, Fixed Interest Rate				5.74%		5.74%							5.74%	5.74%
Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] [Member] | Nibor Loan [Member] | Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						6.00%
Derivative, Fixed Interest Rate				7.89%		7.89%							7.89%	7.89%
Teekay LNG | Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel				2		2							2	2
Number Of Debt Instruments | term_loan						2
Long-term Debt				$ 157,200,000		$ 157,200,000		$ 165,400,000						€ 134.1		€ 147.5
Number of Subsidiaries | subsidiary				1		1							1	1
Teekay LNG | Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						0.60%
Teekay LNG | Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member] | Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						1.95%
Teekay Tankers
Debt Instrument [Line Items]
Minimum Level Of Free Cash Maintained Per Loan Agreements				$ 35,000,000.0		$ 35,000,000.0
Parent Company [Member] | Senior Notes (8.5%) due January 15, 2020 | Senior Notes due 2022 [Member] | Subsequent Event
Debt Instrument [Line Items]
Debt Instrument, Repurchased Face Amount									$ 6,600,000
Debt Instrument, Repurchase Amount									6,200,000
Parent Company [Member] | Convertible Debt [Member] | Convertible Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																		$ 125,000,000.0
Debt Instrument, Interest Rate, Stated Percentage																		5.00%
Proceeds from Convertible Debt	$ 104,600,000
Debt Instrument, Convertible Term	5 years
Debt Instrument, Convertible, Carrying Amount of Equity Component																		$ 16,100,000
Debt Instrument, Repurchased Face Amount				10,800,000		10,800,000
Debt Instrument, Repurchase Amount				$ 8,800,000		$ 8,800,000
Parent Company [Member] | Convertible Debt [Member] | Convertible Senior Notes due 2023 [Member] | Subsequent Event
Debt Instrument [Line Items]
Debt Instrument, Repurchased Face Amount									2,000,000.0
Debt Instrument, Repurchase Amount									$ 1,700,000
Common Class A [Member] | Teekay LNG | Revolving Credit Facilities
Debt Instrument [Line Items]
Debt Collateral, Equity Interest in Subsidiaries, Number of Common Shares/Units | shares				25,200		25,200							25,200	25,200
Common Class A [Member] | Teekay Tankers | Revolving Credit Facilities
Debt Instrument [Line Items]
Debt Collateral, Equity Interest in Subsidiaries, Number of Common Shares/Units | shares				5,000		5,000							5,000	5,000
Thousands of Shares of Common Stock Outstanding | Teekay LNG | Revolving Credit Facilities | Subsequent Event
Debt Instrument [Line Items]
Debt Collateral, Equity Interest in Subsidiaries, Number of Common Shares/Units											10,750,000	10,750
FPSO
Debt Instrument [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel				2		2							2	2
Number Of Vessels | vessel				3		3							3	3
Transportation Equipment [Member] | Long Term Debt1 [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio				483.00%		483.00%							483.00%	483.00%
Vessel Market Value to Loan Required Ratio				125.00%		125.00%							125.00%	125.00%
Transportation Equipment [Member] | Long Term Debt2 [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio				234.00%		234.00%							234.00%	234.00%
Vessel Market Value to Loan Required Ratio				115.00%		115.00%							115.00%	115.00%
Transportation Equipment [Member] | Long Term Debt3 [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio				140.00%		140.00%							140.00%	140.00%
Vessel Market Value to Loan Required Ratio				120.00%		120.00%							120.00%	120.00%
Transportation Equipment [Member] | Long Term Debt4 [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio				203.00%		203.00%							203.00%	203.00%
Vessel Market Value to Loan Required Ratio				135.00%		135.00%							135.00%	135.00%
Transportation Equipment [Member] | Long Term Debt5 [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio				182.00%		182.00%							182.00%	182.00%
Vessel Market Value to Loan Required Ratio				125.00%		125.00%							125.00%	125.00%